Cullen High Dividend Equity Fund
Schedule of Investments
March 31, 2020 (Unaudited)
	Shares	Value (Note 1)
COMMON STOCKS - 98.19%
Aerospace & Defense - 4.36%
General Dynamics Corp.	118,730	$15,709,166
Raytheon Co.	225,500	29,574,325
		45,283,491

Auto Parts & Equipment - 1.99%
Johnson Controls International PLC	767,890	20,702,314

Chemicals - 1.38%
Dow, Inc.	490,730	14,348,945

Communications Equipment - 3.65%
Cisco Systems, Inc.	919,100	36,129,821
Corning, Inc.	86,405	1,774,759
		37,904,580

Distillers & Vintners - 2.31%
Diageo PLC - Sponsored ADR	188,650	23,981,188

Distributors - 2.40%
Genuine Parts Co.	370,435	24,941,389

Diversified Banks - 8.90%
Bank of America Corp.	752,955	15,985,235
Citigroup, Inc.	393,195	16,561,373
JPMorgan Chase & Co.	428,300	38,559,849
Wells Fargo & Co.	744,680	21,372,316
		92,478,773

Electric Utilities - 4.38%
NextEra Energy, Inc.	189,320	45,554,178

Food & Staples Retailing - 1.98%
Walgreens Boots Alliance, Inc.	450,675	20,618,381

Health Care Equipment - 1.26%
Medtronic PLC	145,316	13,104,597

Household Products - 6.43%
Kimberly-Clark Corp.	275,125	35,180,234
Unilever NV	647,800	31,606,162
		66,786,396

Industrial Conglomerates - 2.26%
3M Co.	171,920	23,468,799

Integrated Oil & Gas - 5.35%
Chevron Corp.	372,245	26,972,872
ConocoPhillips	420,465	12,950,322
Exxon Mobil Corp.	412,410	15,659,208
		55,582,402

Integrated Telecommunication Services - 5.79%
AT&T, Inc.	1,069,700	31,181,755

	Shares	Value (Note 1)
Integrated Telecommunication Services (continued)
BCE, Inc.	708,380	$28,944,407
		60,126,162

Miscellaneous Manufacturing - 2.31%
Siemens AG - Sponsored ADR	571,360	23,997,120

Pharmaceuticals - 17.39%
Eli Lilly & Co.	211,445	29,331,650
Johnson & Johnson	317,470	41,629,841
Merck & Co., Inc.	423,450	32,580,243
Novartis AG - Sponsored ADR	487,410	40,186,955
Pfizer, Inc.	1,133,608	37,000,965
		180,729,654

Property & Casualty Insurance - 3.49%
Chubb, Ltd.	215,250	24,041,273
Travelers Cos., Inc.	123,627	12,282,342
		36,323,615

Regional Banks - 2.45%
Truist Financial Corp.	826,928	25,502,460

Retail - 4.51%
Lowe's Cos., Inc.	159,286	13,706,560
Target Corp.	356,200	33,115,914
		46,822,474

Semiconductors - 4.08%
Intel Corp.	783,755	42,416,821

Specialized REITs - 3.72%
Healthpeak Properties, Inc.	781,570	18,640,444
Welltower, Inc.	437,175	20,013,872
		38,654,316

Systems Software - 2.50%
Microsoft Corp.	164,820	25,993,762

Tobacco - 5.30%
Altria Group, Inc.	456,100	17,637,387
Philip Morris International, Inc.	513,665	37,476,999
		55,114,386

TOTAL COMMON STOCKS
(Cost $791,802,059)		1,020,436,203

TOTAL INVESTMENTS 98.19%
(Cost $791,802,059)		$1,020,436,203

Other Assets In Excess Of Liabilities 1.81%		18,740,461

NET ASSETS 100.00%		$1,039,176,664

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Health Care	18.65%	$193,834,251
Consumer Staples	16.02	166,500,351
Financials	14.84	154,304,848
Industrials	10.92	113,451,724
Information Technology	10.23	106,315,163
Consumer Discretionary	6.91	71,763,863
Communication Services	5.79	60,126,162
Energy	5.35	55,582,402
Utilities	4.38	45,554,178
Real Estate	3.72	38,654,316
Materials	1.38	14,348,945
TOTAL COMMON STOCKS	98.19	1,020,436,203

TOTAL INVESTMENTS	98 .19%	$1,020,436,203
Other Assets In Excess Of Liabilities	1.81	18,740,461
TOTAL NET ASSETS	100 .00%	$1,039,176,664

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen International High Dividend Fund

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 87.52%
Australia - 3.35%
Sonic Healthcare, Ltd.	283,420	$4,259,759

Canada - 4.70%
BCE, Inc.	84,975	3,472,079
Manulife Financial Corp.	199,930	2,507,122
		5,979,201

Finland - 2.11%
UPM-Kymmene Oyj	98,550	2,687,158

France - 9.37%
BNP Paribas SA	64,510	1,883,386
Cie Generale des Etablissements Michelin SCA	25,100	2,198,382
Engie SA	121,570	1,244,933
Sanofi	50,725	4,391,515
TOTAL SA - Sponsored ADR	59,050	2,199,022
		11,917,238

Germany - 8.68%
Allianz SE	15,035	2,560,425
Deutsche Telekom AG	275,890	3,563,243
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,115	3,039,182
Siemens AG	22,425	1,877,761
		11,040,611

Hong Kong - 0.02%
BOC Hong Kong Holdings, Ltd.	6,915	18,982

Ireland - 1.59%
Smurfit Kappa Group PLC	71,565	2,027,313

Japan - 7.89%
Nippon Telegraph & Telephone Corp.	162,800	3,893,625
Softbank Corp.	229,870	2,928,243
Toyota Motor Corp.	53,300	3,212,120
		10,033,988

Netherlands - 4.56%
NN Group NV	67,160	1,825,125
Unilever NV	81,515	3,977,117
		5,802,242

Norway - 0.08%
Orkla ASA	12,155	104,140

Russia - 1.40%
MMC Norilsk Nickel PJSC - ADR	73,100	1,773,406

	Shares	Value (Note 1)
Singapore - 5.72%
Ascendas Real Estate Investment Trust	2,300,778	$4,555,571
Singapore Telecommunications, Ltd.	90,300	160,980
United Overseas Bank, Ltd.	186,400	2,557,418
		7,273,969

Spain - 3.50%
Iberdrola SA	454,720	4,447,625

Sweden - 0.82%
Investor AB, Class B	23,070	1,040,772

Switzerland - 16.99%
ABB, Ltd. - Sponsored ADR	139,860	2,413,983
Nestle SA	42,085	4,308,149
Novartis AG - Sponsored ADR	61,870	5,101,181
Roche Holding AG	14,580	4,690,999
UBS Group AG	116,390	1,066,844
Zurich Insurance Group AG	11,450	4,022,461
		21,603,617

Taiwan - 1.58%
ASE Technology Holding Co., Ltd.	1,036,600	2,007,912

United Kingdom - 14.30%
BAE Systems PLC	432,910	2,781,449
British American Tobacco PLC - Sponsored ADR	114,750	3,923,303
Britvic PLC	202,900	1,758,495
Diageo PLC	61,210	1,940,936
GlaxoSmithKline PLC	215,885	4,050,893
Imperial Brands PLC	36,885	680,724
Lloyds Banking Group PLC	1,887,195	737,801
Royal Dutch Shell PLC, Class B	58,550	982,119
Smiths Group PLC	87,650	1,321,512
		18,177,232

United States - 0.86%
Las Vegas Sands Corp.	25,725	1,092,541

TOTAL COMMON STOCKS
(Cost $102,368,681)		111,287,706

PREFERRED STOCK - 2.91%
Brazil - 1.09%
Telefonica Brasil SA	146,030	1,390,013

South Korea - 1.82%
Samsung Electronics Co., Ltd.	71,000	2,313,722

TOTAL PREFERRED STOCK
(Cost $4,234,370)		3,703,735

Value (Note 1)
TOTAL INVESTMENTS 90.43%
(Cost $106,603,051)	$114,991,441

Other Assets In Excess Of Liabilities 9.57%	12,172,746

NET ASSETS 100.00%	$127,164,187

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Health Care	17.69%	$22,494,347
Financials	16.71	21,259,518
Consumer Staples	13.13	16,692,864
Communication Services	11.02	14,018,170
Industrials	6.61	8,394,705
Consumer Discretionary	5.12	6,503,043
Materials	5.10	6,487,877
Utilities	4.48	5,692,558
Real Estate	3.58	4,555,571
Energy	2.50	3,181,141
Information Technology	1.58	2,007,912
TOTAL COMMON STOCKS	87.52	111,287,706

PREFERRED STOCK
Information Technology	1.82	2,313,722
Communication Services	1.09	1,390,013
TOTAL PREFERRED STOCK	2.91	3,703,735

TOTAL INVESTMENTS	90 .43%	$114,991,441
Other Assets In Excess Of Liabilities	9.57	12,172,746
TOTAL NET ASSETS	100 .00%	$127,164,187

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Small Cap Value Fund
Schedule of Investments
March 31, 2020 (Unaudited)
	Shares	Value (Note 1)
COMMON STOCKS - 97.59%
Aerospace & Defense - 1.30%
AAR Corp.	2,300	$40,848

Airlines - 0.67%
Copa Holdings SA, Class A	465	21,060

Apparel - 3.57%
Columbia Sportswear Co.	1,600	111,632

Auto Parts & Equipment - 2.05%
Cooper Tire & Rubber Co.	3,935	64,140

Banks - 9.64%
Ameris Bancorp	3,391	80,570
CenterState Bank Corp.	5,157	88,855
Enterprise Financial Services Corp.	2,911	81,246
Spirit of Texas Bancshares, Inc.(a)	4,952	51,204
		301,875

Beverages - 5.09%
Coca-Cola Consolidated, Inc.	765	159,525

Building Materials - 2.51%
PGT Innovations, Inc.(a)	9,355	78,488

Chemicals - 3.69%
Cabot Corp.	560	14,627
Huntsman Corp.	7,000	101,010
		115,637

Computers - 6.91%
Lumentum Holdings, Inc.(a)	1,050	77,385
Sykes Enterprises, Inc.(a)	5,125	138,990
		216,375

Construction & Engineering - 4.49%
Quanta Services, Inc.	4,435	140,723

Diversified Financial Services - 1.70%
Air Lease Corp.	2,410	53,357

Electrical Components & Equipment - 3.45%
Encore Wire Corp.	2,570	107,914

Electronics - 3.08%
Sanmina Corp.(a)	3,534	96,408

Forest Products & Paper - 1.50%
Domtar Corp.	2,170	46,959

	Shares	Value (Note 1)
Healthcare-Services - 3.97%
Magellan Health, Inc.(a)	2,585	$124,364

Home Builders - 2.31%
Taylor Morrison Home Corp.(a)	6,580	72,380

Household Products/Wares - 1.13%
Helen of Troy, Ltd.(a)	245	35,287

Insurance - 5.60%
Assured Guaranty, Ltd.	825	21,277
United Insurance Holdings Corp.	16,670	154,031
		175,308

Leisure Time - 1.55%
MasterCraft Boat Holdings, Inc.(a)	6,635	48,435

Machinery-Diversified - 3.70%
Crane Co.	2,356	115,868

Metal Fabricate/Hardware - 6.79%
Mayville Engineering Co., Inc.(a)	15,810	96,915
Timken Co.	3,580	115,777
		212,692

Office Furnishings - 3.53%
Steelcase, Inc., Class A	11,195	110,495

Oil & Gas - 1.12%
Permian Basin Royalty Trust	12,380	34,912

Oil & Gas Exploration & Production - 0.76%
Cimarex Energy Co.	1,420	23,899

Oil & Gas Services - 0.19%
NexTier Oilfield Solutions, Inc.(a)	5,145	6,020

Regional Banks - 3.76%
First Bancorp/Southern Pines, NC	1,390	32,081
IBERIABANK Corp.	1,690	61,111
National Bank Holdings Corp., Class A	1,030	24,617
		117,809

REITS - 6.84%
Corporate Office Properties Trust	2,900	64,177
Host Hotels & Resorts, Inc.	6,995	77,225
Lexington Realty Trust	7,345	72,936
		214,338

Savings & Loans - 1.16%
First Defiance Financial Corp.	2,465	36,334

Semiconductors - 4.93%
MKS Instruments, Inc.	1,895	154,348

	Shares	Value (Note 1)
Software - 0.60%
Progress Software Corp.	585	$18,720

TOTAL COMMON STOCKS
(Cost $3,869,156)		3,056,150

EXCHANGE-TRADED FUNDS - 1.88%
IQ US Real Estate Small Cap ETF	3,695	58,724

TOTAL EXCHANGE-TRADED FUNDS
(Cost $91,298)		58,724

TOTAL INVESTMENTS 99.47%
(Cost $3,960,454)		$3,114,874

Other Assets In Excess Of Liabilities 0.53%		16,611

NET ASSETS 100.00%		$3,131,485

(a)	Non-Income Producing Security.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Industrials	28.14%	$881,445
Financials	20.16	631,326
Information Technology	15.52	485,851
Consumer Discretionary	10.61	331,874
Real Estate	6.84	214,338
Materials	5.19	162,596
Consumer Staples	5.09	159,525
Health Care	3.97	124,364
Energy	2.07	64,831
TOTAL COMMON STOCKS	97.59	3,056,150

EXCHANGE-TRADED FUNDS
Real Estate	1.88	58,724
TOTAL EXCHANGE-TRADED FUNDS	1.88	58,724

TOTAL INVESTMENTS	99 .47%	$3,114,874
Other Assets In Excess Of Liabilities	0.53	16,611
TOTAL NET ASSETS	100 .00%	$3,131,485

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Value Fund

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 98.14%
Aerospace & Defense - 5.96%
Boeing Co.	2,775	$413,863
General Dynamics Corp.	3,580	473,670
Raytheon Co.	3,505	459,681
		1,347,214

Auto Parts & Equipment - 0.74%
BorgWarner, Inc.	6,905	168,275

Communications Equipment - 4.29%
Cisco Systems, Inc.	24,660	969,384

Diversified Banks - 10.28%
Bank of America Corp.	30,400	645,392
Citigroup, Inc.	12,680	534,082
JPMorgan Chase & Co.	8,270	744,548
Wells Fargo & Co.	14,025	402,517
		2,326,539

Electronics - 1.97%
Arrow Electronics, Inc.(a)	8,605	446,341

Food Products - 3.14%
Mondelez International, Inc., Class A	14,185	710,385

Gold - 3.72%
Newmont Corp.	18,585	841,529

Health Care Equipment - 3.71%
Medtronic PLC	9,310	839,576

Heavy Electrical Equipment - 1.65%
ABB, Ltd. - Sponsored ADR	21,630	373,334

Household Products - 2.18%
Unilever NV	10,115	493,511

Industrial Conglomerates - 1.95%
3M Co.	3,230	440,927

Integrated Oil & Gas - 3.92%
Chevron Corp.	7,145	517,727
ConocoPhillips	11,950	368,060
		885,787

Integrated Telecommunication Services - 5.58%
AT&T, Inc.	26,825	781,949
Comcast Corp., Class A	14,000	481,320
		1,263,269

	Shares	Value (Note 1)
Investment Banking & Brokerage - 2.71%
Morgan Stanley	18,025	$612,850

Life & Health Insurance - 1.31%
MetLife, Inc.	9,660	295,306

Life Sciences Tools & Services - 3.27%
Thermo Fisher Scientific, Inc.	2,605	738,778

Miscellaneous Manufacturing - 2.75%
Siemens AG - Sponsored ADR	14,815	622,230

Movies & Entertainment - 2.41%
Walt Disney Co.	5,645	545,307

Pharmaceuticals - 19.87%
Bristol-Myers Squibb Co.	18,235	1,016,419
GlaxoSmithKline PLC - Sponsored ADR	16,975	643,183
Johnson & Johnson	4,245	556,647
Merck & Co., Inc.	11,980	921,741
Novartis AG - Sponsored ADR	8,130	670,318
Pfizer, Inc.	21,045	686,909
		4,495,217

Property & Casualty Insurance - 8.54%
Allstate Corp.	6,950	637,523
Chubb, Ltd.	6,046	675,278
Travelers Cos., Inc.	6,220	617,957
		1,930,758

Regional Banks - 2.21%
Truist Financial Corp.	16,230	500,533

Systems Software - 5.98%
Microsoft Corp.	3,385	533,848
Oracle Corp.	16,935	818,469
		1,352,317

TOTAL COMMON STOCKS
(Cost $18,349,422)		22,199,367

TOTAL INVESTMENTS 98.14%
(Cost $18,349,422)		$22,199,367

Other Assets In Excess Of Liabilities 1.86%		421,091

NET ASSETS 100.00%		$22,620,458

(a)	Non-Income Producing Security.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Health Care	26.85%	$6,073,571
Financials	25.05	5,665,986
Industrials	12.31	2,783,705
Information Technology	12.24	2,768,042
Communication Services	7.99	1,808,576
Consumer Staples	5.32	1,203,896
Energy	3.92	885,787
Materials	3.72	841,529
Consumer Discretionary	0.74	168,275
TOTAL COMMON STOCKS	98.14	22,199,367

TOTAL INVESTMENTS	98 .14%	$22,199,367
Other Assets In Excess Of Liabilities	1.86	421,091
TOTAL NET ASSETS	100 .00%	$22,620,458

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Emerging Markets High Dividend Fund
Schedule of Investments
March 31, 2020 (Unaudited)
	Shares	Value (Note 1)
COMMON STOCKS - 87.72%
Austria - 0.70%
Erste Group Bank AG	95,000	$1,739,234

Brazil - 1.50%
AES Tiete Energia SA	1,297,925	3,234,758
Ambev SA - ADR	211,200	485,760
		3,720,518

Chile - 1.79%
Vina Concha y Toro SA	3,506,977	4,425,207

China - 8.69%
China Construction Bank Corp., Class H	3,210,300	2,609,483
China Petroleum & Chemical Corp., Class H	298,025	145,617
China Yongda Automobiles Services Holdings, Ltd.	3,884,100	3,126,768
Ping An Insurance Group Co. of China, Ltd., Class H	821,000	8,018,102
Times China Holdings, Ltd.	3,809,200	6,277,020
Times Neighborhood Holdings, Ltd.(a)(b)	1,697,769	1,340,137
		21,517,127

Cyprus - 1.47%
QIWI PLC - Sponsored ADR	340,610	3,647,933

Egypt - 1.35%
Integrated Diagnostics Holdings PLC(b)(c)	996,711	3,338,982

Greece - 2.09%
OPAP SA	685,393	5,163,944

Hong Kong - 15.03%
AIA Group, Ltd.	832,000	7,450,261
BOC Aviation, Ltd.(b)(c)	519,520	3,282,165
IGG, Inc.	407,000	240,878
Power Assets Holdings, Ltd.	1,226,000	7,272,930
Sands China, Ltd.	1,253,000	4,558,531
WH Group, Ltd.(b)(c)	7,782,000	7,182,856
Xinyi Glass Holdings, Ltd.	6,302,500	7,196,601
		37,184,222

India - 8.08%
Ascendas India Trust	4,981,980	4,191,982
Bharat Electronics, Ltd.	715,000	700,645
Embassy Office Parks REIT	1,453,000	6,714,882
ICICI Bank, Ltd. - Sponsored ADR	704,800	5,990,800
Power Grid Corp Of India Ltd.	1,137,500	2,389,484
		19,987,793

	Shares	Value (Note 1)
Indonesia - 1.05%
Bank Rakyat Indonesia Persero Tbk PT	8,856,500	$1,624,328
Gudang Garam Tbk PT	383,000	962,287
		2,586,615

Mexico - 2.99%
PLA Administradora Industrial S de RL de CV	4,559,941	5,068,844
Prologis Property Mexico SA de CV	1,553,940	2,332,629
		7,401,473

Qatar - 0.25%
Qatar Electricity & Water Co. QSC	165,100	616,029

Russia - 8.98%
Globaltrans Investment PLC - Sponsored GDR(b)	842,241	4,463,877
LSR Group PJSC	583,970	4,303,695
LUKOIL PJSC - Sponsored ADR	86,765	5,133,017
MMC Norilsk Nickel PJSC - ADR	207,225	5,027,279
Sberbank of Russia PJSC - Sponsored ADR	351,790	3,306,826
		22,234,694

South Africa - 2.26%
Mondi PLC	329,680	5,593,695

South Korea - 9.68%
Hanon Systems	348,374	2,529,854
KT&G Corp.	37,300	2,283,778
Macquarie Korea Infrastructure Fund	1,068,170	9,486,128
Samsung Electronics Co., Ltd.	232,300	9,032,177
SK Innovation Co., Ltd.	4,050	286,561
SK Telecom Co., Ltd.	2,400	349,070
		23,967,568

Taiwan - 17.24%
Accton Technology Corp.	926,000	4,954,646
ASE Technology Holding Co., Ltd.	2,250,928	4,360,087
King Yuan Electronics Co., Ltd.	1,780,000	1,767,304
Powertech Technology, Inc.	906,000	2,565,795
Sinbon Electronics Co., Ltd.	1,695,500	6,979,640
Sunonwealth Electric Machine Industry Co., Ltd.	4,010,300	4,124,576
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	184,550	8,819,644
Taiwan Union Technology Corp.	1,034,000	4,115,880
Wiwynn Corp.	216,200	4,971,152
		42,658,724

Thailand - 3.28%
Thai Beverage PCL	10,743,000	4,544,818
Vinythai PCL	6,669,400	3,567,470
		8,112,288

	Shares	Value (Note 1)
Vietnam - 1.29%
SSI Securities Corp.	6,601,150	$3,188,146

TOTAL COMMON STOCKS
(Cost $223,611,059)		217,084,192

PARTICIPATORY NOTES - 3.05%
China - 3.05%
Huayu Automotive Systems Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 06/30/2024	673,830	2,046,256
Midea Group Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 06/05/2023	805,850	5,501,016
		7,547,272

TOTAL PARTICIPATORY NOTES
(Cost $7,997,272)		7,547,272

PREFERRED STOCK - 1.87%
Brazil - 1.87%
Itau Unibanco Holding SA	281,600	1,258,396
Telefonica Brasil SA - ADR	354,350	3,376,955
		4,635,351

TOTAL PREFERRED STOCK
(Cost $6,013,475)		4,635,351

TOTAL INVESTMENTS 92.64%
(Cost $237,621,806)		$229,266,815

Other Assets In Excess Of Liabilities 7.36%		18,200,865

NET ASSETS 100.00%		$247,467,680

(a)	Non-Income Producing Security.
(b)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2020, the aggregate value of those securities was $19,608,017, which represents 7.92% of net assets.
(c)	Security exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of March 31, 2020 the aggregate value of those securities was $13,804,003, which represents 5.58% of net assets.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Information Technology	20.69%	$51,214,258
Financials	17.54	43,413,308
Real Estate	11.68	28,889,052
Consumer Discretionary	9.12	22,575,698
Consumer Staples	8.03	19,884,706
Materials	5.73	14,188,444
Industrials	5.62	13,911,400
Utilities	5.47	13,513,201
Energy	2.25	5,565,195
Health Care	1.35	3,338,982
Communication Services	0.24	589,948
TOTAL COMMON STOCKS	87.72	217,084,192

PREFERRED STOCK
Communication Services	1.36	3,376,955
Financials	0.51	1,258,396
TOTAL PREFERRED STOCK	1.87	4,635,351

PARTICIPATORY NOTES
Consumer Discretionary	3.05	7,547,272
TOTAL PARTICIPATORY NOTES	3.05	7,547,272

TOTAL INVESTMENTS	92 .64%	$229,266,815
Other Assets In Excess Of Liabilities	7.36	18,200,865
TOTAL NET ASSETS	100 .00%	$247,467,680

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Enhanced Equity Income Fund

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.35%
Aerospace & Defense - 1.84%
Raytheon Co.	5,319	$697,587

Auto Parts & Equipment - 2.44%
Johnson Controls International PLC	34,380	926,885

Chemicals - 2.17%
Dow, Inc.	28,140	822,814

Communications Equipment - 4.57%
Cisco Systems, Inc.	30,240	1,188,734
Corning, Inc.	26,600	546,364
		1,735,098

Distributors - 2.86%
Genuine Parts Co.	16,130	1,086,033

Diversified Banks - 9.57%
Bank of America Corp.(a)	38,086	808,566
Citigroup, Inc.	13,165	554,510
JPMorgan Chase & Co.	13,708	1,234,131
Wells Fargo & Co.	36,130	1,036,931
		3,634,138

Diversified Chemicals - 2.27%
DuPont de Nemours, Inc.	25,310	863,071

Electric - 2.57%
PPL Corp.	39,530	975,600

Electric Utilities - 3.36%
Duke Energy Corp.(a)	15,795	1,277,500

Electrical Components - 3.67%
Eaton Corp. PLC(a)	17,955	1,394,924

Food - 5.51%
Conagra Brands, Inc.(a)	36,675	1,076,044
General Mills, Inc.	19,280	1,017,406
		2,093,450

Food & Staples Retailing - 2.50%
Walgreens Boots Alliance, Inc.(a)	20,785	950,914

Health Care Equipment - 1.78%
Medtronic PLC(a)	7,498	676,170

Household Products - 1.86%
Unilever NV	14,500	707,455

	Shares	Value (Note 1)
Integrated Oil & Gas - 10.44%
Chevron Corp.(a)	21,200	$1,536,152
ConocoPhillips	44,960	1,384,768
Exxon Mobil Corp.	27,520	1,044,934
		3,965,854

Integrated Telecommunication Services - 3.18%
AT&T, Inc.	41,470	1,208,850

Pharmaceuticals - 13.36%
Johnson & Johnson	9,920	1,300,810
Merck & Co., Inc.	16,180	1,244,889
Novartis AG - Sponsored ADR(a)	13,280	1,094,936
Pfizer, Inc.(a)	43,910	1,433,222
		5,073,857

Property & Casualty Insurance - 3.20%
Chubb, Ltd.	10,880	1,215,187

Regional Banks - 2.55%
Truist Financial Corp.	31,371	967,482

Retail - 1.04%
Lowe's Cos., Inc.	4,606	396,346

Semiconductors - 3.10%
Intel Corp.(a)	21,800	1,179,816

Specialized REITs - 4.36%
Healthpeak Properties, Inc.	36,820	878,157
Welltower, Inc.	16,975	777,115
		1,655,272

Telecommunications - 3.20%
Verizon Communications, Inc.	22,620	1,215,373

Tobacco - 5.95%
Altria Group, Inc.	29,205	1,129,357
Philip Morris International, Inc.(a)	15,505	1,131,245
		2,260,602

TOTAL COMMON STOCKS
(Cost $48,477,575)		36,980,278

TOTAL INVESTMENTS 97.35%
(Cost $48,477,575)		$36,980,278

Other Assets In Excess Of Liabilities 2.65%		1,005,466

NET ASSETS 100.00%		$37,985,744

SCHEDULE OF WRITTEN OPTIONS	Notional Amount	Number of Contracts	Value

CALL OPTIONS WRITTEN (0.26%)
Bank of America Corp., Expires April, 2020, Exercise Price $26.00	$(475,552)	(224)	$(1,344)
Chevron Corp., Expires April, 2020, Exercise Price $85.00	(876,766)	(121)	(4,114)
Conagra Brands, Inc., Expires April, 2020, Exercise Price $33.00	(707,094)	(241)	(3,374)
Duke Energy Corp., Expires April, 2020, Exercise Price $90.00	(1,269,816)	(157)	(10,205)
Eaton Corp. PLC, Expires April, 2020, Exercise Price $85.00	(699,210)	(90)	(9,900)
Intel Corp., Expires April, 2020, Exercise Price $60.00	(736,032)	(136)	(6,800)
Medtronic PLC, Expires April, 2020, Exercise Price $100.00	(342,684)	(38)	(2,660)
Novartis AG, Expires April, 2020, Exercise Price $82.50	(651,355)	(79)	(19,355)
Pfizer, Inc., Expires April, 2020, Exercise Price $35.00	(913,920)	(280)	(7,560)
Philip Morris International, Inc., Expires April, 2020, Exercise Price $75.00	(656,640)	(90)	(22,500)

SCHEDULE OF WRITTEN OPTIONS	Notional Amount	Number of Contracts	Value
CALL OPTIONS WRITTEN (continued)
Walgreens Boots Alliance, Inc., Expires April, 2020, Exercise Price $50.00	$(603,900)	(132)	$(12,144)

TOTAL CALL OPTIONS WRITTEN
(Premiums received $121,841)			(99,956)

TOTAL WRITTEN OPTIONS
(Premiums received $121,841)			$(99,956)

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options as of March 31, 2020.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Consumer Staples	15.82%	$6,012,421
Financials	15.32	5,816,807
Health Care	15.14	5,750,027
Energy	10.44	3,965,854
Industrials	7.95	3,019,396
Information Technology	7.67	2,914,914
Communication Services	6.38	2,424,223
Utilities	5.93	2,253,100
Materials	4.44	1,685,885
Real Estate	4.36	1,655,272
Consumer Discretionary	3.90	1,482,379
TOTAL COMMON STOCKS	97.35	36,980,278

TOTAL INVESTMENTS	97 .35%	$36,980,278
Other Assets In Excess Of Liabilities	2.65	1,005,466
TOTAL NET ASSETS	100 .00%	$37,985,744

CALL OPTIONS WRITTEN
Financials	0.00%	$(1,344)
Energy	(0.01)	(4,114)
Information Technology	(0.02)	(6,800)
Industrials	(0.02)	(9,900)
Utilities	(0.03)	(10,205)
Health Care	(0.08)	(29,575)
Consumer Staples	(0.10)	(38,018)
TOTAL CALL OPTIONS WRITTEN	(0.26)	(99,956)

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Notes to Portfolio of Investments
March 31, 2020 (unaudited)

Note 1 – Valuations of Securities

Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees (the “Board”) under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the Board, which may include a Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of March 31, 2020 all written option contracts held are exchange-traded.

The Funds may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Fund may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Fund must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. P-notes are generally valued based upon the value of a related underlying security that trades actively in the market.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the NYSE. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC

820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2020 in valuing each Fund’s assets carried at fair value:

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks	$26,459,754	$84,827,952	$–	$111,287,706
Preferred Stock	1,390,013	2,313,722	–	3,703,735
Total	$27,849,767	$87,141,674	$–	$114,991,441

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks	$1,020,436,203	$–	$–	$1,020,436,203
Total	$1,020,436,203	$–	$–	$1,020,436,203

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks	$3,056,150	$–	$–	$3,056,150
Exchange-Traded Funds	58,724	–	–	58,724
Total	$3,114,874	$–	$–	$3,114,874

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Value Fund
Common Stocks	$22,199,367	$–	$–	$22,199,367
Total	$22,199,367	$–	$–	$22,199,367

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks	$55,275,556	$161,808,636	$–	$217,084,192
Participatory Notes(2)	–	7,547,272	–	7,547,272
Preferred Stock	4,635,351	–	–	4,635,351
Total	$59,910,907	$169,355,908	$–	$229,266,815

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks	$36,980,278	$–	$–	$36,980,278
Total	$36,980,278	$–	$–	$36,980,278
Other Financial Instruments
Liabilities
Written Options	$(99,956)	–	–	$(99,956)
Total	$(99,956)	–	–	$(99,956)

(1)	For detailed descriptions of country, sector and/or industry, see the accompanying Schedule of Investments.

(2)   Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

There were no securities classified as Level 3 securities during the period, thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

Note 2- Foreign Investment Risk

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.